Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 40,729	$ 34,048
Less: accumulated depreciation	(25,435)	(19,454)
Total property and equipment, net	15,294	14,594
Computer Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	28,646	23,015
Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	4,458	4,261
Vehicles
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	2,631	3,428
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 4,994	$ 3,344